Income Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expenses	The income tax expenses comprise:
	For the six months ended June 30,
	2023	2024	2024
	RMB	RMB	US$
Current income tax expense	1,087	6,225	857
Deferred income tax (benefit)expense	(1,719)	1,448	199
Income tax (benefit) expenses	(632)	7,673	1,056

Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate	A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT for the six months ended June 30, 2023 and 2024 is as follows:
	For the six months ended June 30,
	2023	2024
Income tax computed at PRC statutory tax rate	25.0%	25.0%
Effect of tax-preferential entities	(44.8)%	(8.2)%
Non-deductible expenses	19.0%	0.7%
Income tax (benefit) expense	(0.8)%	17.5%

Schedule of Components of Deferred Taxes	The components of deferred taxes are as follows:
	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
Deferred tax assets:
Allowance for doubtful accounts	3,724	1,555	214
Net operating losses carried forward	3,655	3,667	505
	7,379	5,222	719
The components of deferred liabilities are as follows:
	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
Deferred tax liabilities
Intangible assets acquired through acquisition	59,818	59,109	8,134
	59,818	59,109	8,134